Dec. 30, 2014
Retail | Fidelity Total Emerging Markets Fund
Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 30, 2014
Prospectus

Effective October 1, 2015, Fidelity® Emerging Markets Discovery Fund changed its classification from a non-diversified fund to a diversified fund.